RECLAMATION PROVISION AND OTHER LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reclamation provisions
Asset retirement obligations, beginning of year	$ 86,386	$ 91,641
Current year additions and changes in estimate, net	1,495	(8,398)
Current year accretion	5,068	4,953
Liabilities settled	(254)
Foreign exchange revaluation	1,655	(1,810)
Reclassification from long-term to current	(4,630)
Asset retirement obligations - long-term, end of year	89,720	86,386
Goldex mine
Environmental remediation liability
Environmental remediation liability - long-term, beginning of year	19,057
Environmental remediation liability - current, beginning of year	26,069
Current year change in estimate	(36)	51,736
Liabilities settled	(21,450)	(7,616)
Foreign exchange revaluation	579	1,006
Reclassification from long-term to current	(12,186)	(26,069)
Environmental remediation liability - long-term,, end of year	$ 12,033	$ 19,057